NOTE 25. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 25. SUBSEQUENT EVENT

In January 2013, the Company has agreed to amend the Enterprise Agreements with its VIEs, Kaiyuan Auto Trade and Kaiyuan Logistics and their shareholder, Hebei Kaiyuan. Under the amendment, Hebei Kaiyuan transferred its entire equity interests held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment. Thereafter, Hebei Shengrong Investment became the shareholder of these two VIEs. The rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged. The amendment of the Enterprise Agreements does not have any financial impact to the Company’s financial positions and operating results.

In March 2013, the Company has performed a group restructure to transfer the entire equity interest of its subsidiary, Chuangjie Trading, from Ganglian Finance Leasing to Kaiyuan Auto Trade, The change led Chuangjie Trading became a VIE of the Company. In addition, Fancy Think Limited transferred 10% interest of Chuanglian to Ganglian Finance Leasing. Thereafter, Fancy Think and Ganglian Finance Leasing hold 80% and 20% interest of Chuanglian, respectively.

The change of group structure does not have any financial impact to the Company’s financial positions and operating results.